Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Trade and other receivables, net

9.1.	Trade and other receivables, net
	06.30.2021	12.31.2020
Receivables from contracts with customers
Third parties	3,850	3,081
Related parties
Investees (note 30.5)	682	664
Receivables from the electricity sector	229	205
Subtotal	4,761	3,950
Other trade receivables
Third parties
Receivables from divestments (*)	1,490	1,523
Lease receivables	458	467
Other receivables (**)	539	2,536
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Government (note 30.5)	525	482
Subtotal	3,012	5,008
Total trade and other receivables, before ECL	7,773	8,958
Expected credit losses (ECL) - Third parties	(1,565)	(1,528)
Expected credit losses (ECL) - Related parties	(28)	(68)
Total trade and other receivables	6,180	7,362
Current	4,474	4,731
Non-current	1,706	2,631
(*)	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.
(**)	As of December 31, 2020, it mainly includes amounts related to the purchase and sale of production platforms and equipment from our partners in E&P consortia, with financial settlement in the first quarter of 2021.

Aging of trade and other receivables – third parties

9.2.	Aging of trade and other receivables – third parties
	06.30.2021		12.31.2020
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	4,652	(111)	5,850	(130)
Overdue:
1-90 days	86	(43)	205	(8)
91-180 days	13	(7)	15	(9)
181-365 days	16	(8)	42	(28)
More than 365 days	1,570	(1,396)	1,495	(1,353)
Total	6,337	(1,565)	7,607	(1,528)

Changes in provision for expected credit losses

9.3.	Changes in provision for expected credit losses
	Jan-Jun/2021	Jan-Dec/2020
Opening balance	1,596	2,331
Additions	42	209
Write-offs	-	(667)
Reversals	(75)	(31)
Transfer of assets held for sale	-	(3)
Cumulative translation adjustment	30	(243)
Closing balance	1,593	1,596
	-	-
Current	199	218
Non-current	1,394	1,378